iShares
®
U.S. Financial Services ETF
Schedule of Investments
(unaudited)
January 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Banks  —  31 .7%
Bank of America Corp. ..................... 1,789,675 $ 82,861,953
Bank OZK ............................. 28,281 1,436,392
BOK Financial Corp. ....................... 6,325 698,406
Citigroup, Inc. ........................... 507,572 41,331,588
Citizens Financial Group, Inc. ................ 119,336 5,676,814
Comerica, Inc. ........................... 35,257 2,373,501
Commerce Bancshares, Inc. ................. 33,435 2,233,458
Cullen/Frost Bankers, Inc. ................... 17,193 2,396,704
East West Bancorp, Inc. .................... 37,262 3,836,868
Fifth Third Bancorp ....................... 179,877 7,970,350
First Citizens BancShares, Inc. , Class A .......... 3,098 6,830,130
First Financial Bankshares, Inc. ............... 34,594 1,288,972
First Horizon Corp. ........................ 142,837 3,126,702
FNB Corp. ............................. 101,251 1,588,628
Glacier Bancorp, Inc. ...................... 30,629 1,521,342
Home BancShares, Inc. .................... 52,050 1,571,389
Huntington Bancshares, Inc. ................. 393,958 6,776,078
JPMorgan Chase & Co. .................... 754,287 201,620,915
KeyCorp ............................... 265,843 4,779,857
M&T Bank Corp. ......................... 44,740 9,003,478
Pinnacle Financial Partners, Inc. ............... 20,569 2,566,394
PNC Financial Services Group, Inc. (The) ........ 106,634 21,428,102
Popular, Inc. ............................ 19,184 1,974,801
Prosperity Bancshares, Inc. .................. 26,543 2,123,440
Regions Financial Corp. .................... 246,326 6,069,473
SouthState Corp. ......................... 26,411 2,788,737
Synovus Financial Corp. .................... 38,009 2,144,468
TFS Financial Corp. ....................... 17,159 235,421
Truist Financial Corp. ...................... 357,332 17,016,150
U.S. Bancorp ........................... 417,663 19,955,938
UMB Financial Corp. ...................... 18,230 2,149,317
United Bankshares, Inc. .................... 35,900 1,382,150
Valley National Bancorp .................... 127,352 1,309,179
Webster Financial Corp. .................... 45,954 2,768,269
Wells Fargo & Co. ........................ 892,635 70,339,638
Western Alliance Bancorp ................... 29,241 2,569,407
Wintrust Financial Corp. .................... 17,901 2,341,630
Zions Bancorp NA ........................ 39,600 2,291,256
550,377,295
a
Capital Markets  —  31 .0%
Affiliated Managers Group, Inc. ............... 8,455 1,589,033
Ameriprise Financial, Inc. ................... 26,131 14,198,540
Ares Management Corp. , Class A .............. 50,399 9,990,090
Bank of New York Mellon Corp. (The) ........... 195,750 16,820,798
BlackRock, Inc.
(a)
......................... 39,031 41,977,840
Blackstone, Inc. .......................... 193,398 34,252,720
Blue Owl Capital, Inc. , Class A ................ 140,854 3,663,613
Carlyle Group, Inc. (The) .................... 56,669 3,182,531
Cboe Global Markets, Inc. ................... 28,084 5,738,404
Charles Schwab Corp. (The) ................. 400,415 33,122,329
CME Group, Inc. , Class A ................... 96,516 22,827,964
Coinbase Global, Inc. , Class A
(b)
............... 54,895 15,992,560
Evercore, Inc. , Class A ..................... 9,460 2,755,414
FactSet Research Systems, Inc. ............... 10,184 4,831,391
Franklin Resources, Inc. .................... 83,284 1,852,236
Goldman Sachs Group, Inc. (The) ............. 84,212 53,929,365
Hamilton Lane, Inc. , Class A ................. 11,144 1,773,902
Houlihan Lokey, Inc. , Class A ................. 14,365 2,610,408
Interactive Brokers Group, Inc. , Class A .......... 29,445 6,402,521
Intercontinental Exchange, Inc. ............... 154,025 24,617,816
Invesco Ltd. ............................ 121,558 2,337,560
Security Shares Value
a
Capital Markets (continued)
Janus Henderson Group PLC ................ 35,932 $ 1,614,425
Jefferies Financial Group, Inc. ................ 44,500 3,421,605
KKR & Co., Inc. .......................... 181,231 30,278,263
Lazard, Inc. ............................ 31,674 1,722,115
LPL Financial Holdings, Inc. .................. 20,030 7,348,807
MarketAxess Holdings, Inc. .................. 10,108 2,230,128
Moody's Corp. ........................... 41,777 20,865,105
Morgan Stanley .......................... 332,862 46,078,087
Morningstar, Inc. ......................... 7,465 2,453,298
MSCI, Inc. ............................. 21,010 12,538,138
Nasdaq, Inc. ............................ 111,557 9,185,603
Northern Trust Corp. ....................... 53,550 6,013,129
Raymond James Financial, Inc. ............... 49,095 8,271,526
Robinhood Markets, Inc. , Class A
(b)
............. 190,838 9,914,034
S&P Global, Inc. ......................... 85,122 44,383,462
SEI Investments Co. ....................... 26,263 2,273,851
State Street Corp. ........................ 78,997 8,027,675
Stifel Financial Corp. ...................... 27,818 3,222,715
T Rowe Price Group, Inc. ................... 59,559 6,963,638
TPG, Inc. , Class A ........................ 24,533 1,649,844
Tradeweb Markets, Inc. , Class A ............... 31,247 3,965,244
Virtu Financial, Inc. , Class A .................. 23,141 927,028
537,814,755
a
Consumer Finance  —  5 .9%
Ally Financial, Inc. ........................ 73,657 2,870,413
American Express Co. ..................... 149,200 47,363,540
Capital One Financial Corp. .................. 102,305 20,840,552
Credit Acceptance Corp.
(b) (c)
.................. 1,688 857,116
Discover Financial Services .................. 67,202 13,513,650
FirstCash Holdings, Inc. .................... 10,475 1,143,346
OneMain Holdings, Inc. ..................... 33,436 1,857,035
SLM Corp. ............................. 58,404 1,630,056
SoFi Technologies, Inc.
(b)
.................... 290,923 4,590,765
Synchrony Financial ....................... 104,765 7,226,690
101,893,163
a
Financial Services  —  31 .3%
Apollo Global Management, Inc. ............... 119,838 20,489,901
Berkshire Hathaway, Inc. , Class B
(b)
............ 491,413 230,310,531
Equitable Holdings, Inc. .................... 82,297 4,478,603
Essent Group Ltd. ........................ 28,473 1,658,552
Mastercard, Inc. , Class A .................... 219,759 122,060,741
MGIC Investment Corp. .................... 68,083 1,738,840
Radian Group, Inc. ........................ 39,965 1,359,609
Rocket Companies, Inc. , Class A
(b)
............. 37,473 472,160
UWM Holdings Corp. , Class A ................ 30,726 185,278
Visa, Inc. , Class A ........................ 463,306 158,357,991
Voya Financial, Inc. ....................... 26,431 1,876,337
542,988,543
a
Total Long-Term Investments — 99.9%
(Cost: $ 1,257,409,082 ) ............................... 1,733,073,756

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
U.S. Financial Services ETF
(Percentages shown are based on Net Assets)
2
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.54%
(a) (d) (e)
..................... 818,152 $ 818,560
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.35%
(a) (d)
............................ 3,105,018 3,105,018
a
Total Short-Term Securities — 0.2%
(Cost: $ 3,923,453 ) .................................. 3,923,578
Total Investments — 100.1%
(Cost: $ 1,261,332,535 ) ............................... 1,736,997,334
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............... (919,377)
Net Assets — 100.0% ................................. $ 1,736,077,957
(a)
Affiliate of the Fund.
(b)
Non-income producing security.
(c)
All or a portion of this security is on loan.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
  Shares Held
at 01/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 112,517,948  $ —  $ (111,706,262)
(a)
$ (4,346) $ 11,220  $ 818,560  818,152  $ 12,904
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 3,118,749  —  (13,731)
(a)
—  —  3,105,018  3,105,018  101,532  —
BlackRock, Inc. ... 27,590,393  4,185,693  (1,615,167) 177,965  11,638,956  41,977,840  39,031  560,694  —
$ 173,619  $ 11,650,176
$ 45,901,418
$ 675,130  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ......................................................... 18 03/21/25 $ 2,868 $ 136,240

iShares
®
U.S. Financial Services ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2025
3
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,733,073,756  $ —  $ —  $ 1,733,073,756
Short-Term Securities
Money Market Funds ...................................... 3,923,578  —  —  3,923,578
$ 1,736,997,334  $ —  $ —  $ 1,736,997,334
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 136,240  $ —  $ —  $ 136,240
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.